Note 14 - Goodwill - Changes in the Period (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Goodwill balance		R$ 30,511.2	R$ 30,953.1
Effect of movements in foreign exchange		489.7	(2,388.9)
Acquisition and disposal through business combinations (i)	[1]	401.0	1,947.0
Goodwill balance		R$ 31,401.9	R$ 30,511.2

[1]	In 2017 it refers mainly to the goodwill allocation of acquisition of Cachoeiras de Macacu, and in 2016 refers to the acquisition of Mark Anthony and Cerveceria Nacional in the transaction of exchange of shareholdings.